Exhibit 99.1

World Omni Auto Receivables Trust 2022-A
Monthly Servicer Certificate
July 31, 2022

Dates Covered
Collections Period	07/01/22 - 07/31/22
Interest Accrual Period	07/15/22 - 08/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/22	755,342,078.88	33,285
Yield Supplement Overcollateralization Amount 06/30/22	26,294,785.93	0
Receivables Balance 06/30/22	781,636,864.81	33,285
Principal Payments	27,411,937.00	598
Defaulted Receivables	665,594.41	23
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/22	24,991,230.65	0
Pool Balance at 07/31/22	728,568,102.75	32,664

Pool Statistics	$ Amount	# of Accounts
Pool Factor	78.15%
Prepayment ABS Speed	1.62%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	6,574,260.89	250
Past Due 61-90 days	2,156,195.99	78
Past Due 91-120 days	307,879.74	12
Past Due 121+ days	0.00	0
Total	9,038,336.62	340

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.20%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.33%
Delinquency Trigger Occurred	NO

Recoveries	475,669.97
Aggregate Net Losses/(Gains) - July 2022	189,924.44
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.29%
Prior Net Losses/(Gains) Ratio	0.68%
Second Prior Net Losses/(Gains) Ratio	-0.02%
Third Prior Net Losses/(Gains) Ratio	0.22%
Four Month Average	0.29%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.09%

Overcollateralization Target Amount	8,378,533.18
Actual Overcollateralization	8,378,533.18
Weighted Average Contract Rate	4.22%
Weighted Average Contract Rate, Yield Adjusted	5.91%
Weighted Average Remaining Term	55.94

Flow of Funds	$ Amount
Collections	30,543,336.48
Investment Earnings on Cash Accounts	4,320.38
Servicing Fee	(651,364.05)
Transfer to Collection Account	-
Available Funds	29,896,292.81

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	846,182.87
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	4,157,542.22
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	13,930,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,378,533.18
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,502,177.04

Total Distributions of Available Funds	29,896,292.81

Servicing Fee	651,364.05
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 07/15/22	746,655,644.97
Principal Paid	26,466,075.40
Note Balance @ 08/15/22	720,189,569.57

Class A-1
Note Balance @ 07/15/22	14,145,644.97
Principal Paid	14,145,644.97
Note Balance @ 08/15/22	0.00
Note Factor @ 08/15/22	0.0000000%

Class A-2
Note Balance @ 07/15/22	305,780,000.00
Principal Paid	12,320,430.43
Note Balance @ 08/15/22	293,459,569.57
Note Factor @ 08/15/22	95.9708187%

Class A-3
Note Balance @ 07/15/22	305,780,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	305,780,000.00
Note Factor @ 08/15/22	100.0000000%

Class A-4
Note Balance @ 07/15/22	79,150,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	79,150,000.00
Note Factor @ 08/15/22	100.0000000%

Class B
Note Balance @ 07/15/22	27,870,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	27,870,000.00
Note Factor @ 08/15/22	100.0000000%

Class C
Note Balance @ 07/15/22	13,930,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	13,930,000.00
Note Factor @ 08/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	928,040.37
Total Principal Paid	26,466,075.40
Total Paid	27,394,115.77

Class A-1
Coupon	0.39629%
Interest Paid	4,827.20
Principal Paid	14,145,644.97
Total Paid to A-1 Holders	14,150,472.17

Class A-2
Coupon	1.15000%
Interest Paid	293,039.17
Principal Paid	12,320,430.43
Total Paid to A-2 Holders	12,613,469.60

Class A-3
Coupon	1.66000%
Interest Paid	422,995.67
Principal Paid	0.00
Total Paid to A-3 Holders	422,995.67

Class A-4
Coupon	1.90000%
Interest Paid	125,320.83
Principal Paid	0.00
Total Paid to A-4 Holders	125,320.83

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	0.00
Total Paid to B Holders	52,256.25

Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	0.00
Total Paid to C Holders	29,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.0016518
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.5653424
Total Distribution Amount	29.5669942

A-1 Interest Distribution Amount	0.0248825
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	72.9156957
Total A-1 Distribution Amount	72.9405782

A-2 Interest Distribution Amount	0.9583333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	40.2918125
Total A-2 Distribution Amount	41.2501458

A-3 Interest Distribution Amount	1.3833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.3833333

A-4 Interest Distribution Amount	1.5833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5833333

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	157.09
Noteholders' Third Priority Principal Distributable Amount	526.33
Noteholders' Principal Distributable Amount	316.58

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/22	2,322,098.97
Investment Earnings	3,024.56
Investment Earnings Paid	(3,024.56)
Deposit/(Withdrawal)	-
Balance as of 08/15/22	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,869,172.51	$4,000,698.58	$3,466,288.89
Number of Extensions	162	128	105
Ratio of extensions to Beginning of Period Receivables Balance	0.62%	0.49%	0.41%